NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisition costs :
Proved		$ 9,567,701
Unproved		8,335,381
Exploration costs	259,079	13,849
Development costs	250,081	154,684
Total costs incurred	509,160	18,071,615
Cananda [Member]
Acquisition costs :
Proved		9,567,701
Unproved		8,196,595
Exploration costs	48,681	13,849
Development costs	250,081
Total costs incurred	298,762	17,778,145
United States [Member]
Acquisition costs :
Proved
Unproved		138,786
Exploration costs	210,398
Development costs		154,684
Total costs incurred	$ 210,398	$ 293,470